Average Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund - Return Before Taxes
	Apr. 01, 2025
Average Annual Return:
Past 1 year	3.02%
Since Inception	2.87%	[1]

[1]	A From September 22, 2022 .